Deposits (Narrative) (Detail) (Certificates of Deposit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Certificates of Deposit
Deposits [Line Items]
Brokered deposits	$ 3.4	$ 68.4